COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 2,678,469	$ 6,217,172	$ 6,807,778
Interest on promissory notes	6,226,382	8,002,944	8,539,122
Interest on personal loans	14,173,544	17,584,460	22,887,135
Interest on corporate unsecured loans	5,981,812	8,360,682	6,322,241
Interest on credit card loans	3,818,628	6,555,201	7,147,137
Interest on mortgage loans	3,994,607	5,148,348	4,123,314
Interest on automobile and other secured loan	738,403	943,454	1,030,844
Interest on foreign trade loans	1,453,129	2,356,094	2,448,435
Interest on financial leases	704,408	1,537,851	1,929,148
Interest on public and private securities measured at amortized cost	20,524,157
Others	4,406,341	4,277,419	2,465,076
Total	$ 64,699,880	$ 60,983,625	$ 63,700,230